Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Total depreciation and amortization expense	$ 3.2	$ 1.5	$ 1.1